Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.79%(a)
Alabama–2.65%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$263,628
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,805	1,911,669
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,290	1,365,790
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(c)(d)	5.50%	01/01/2043	1,600	880,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	4,807,804
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,890	1,849,157
Series 2024 A, RB	5.00%	11/01/2035	2,120	2,188,407
Series 2025 A, RB(b)	5.00%	06/01/2035	1,400	1,412,789
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,790	1,888,863
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,045	1,029,577
				17,597,684
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	441,588
Arizona–3.08%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	98	92,417
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,520	1,455,766
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	446,197
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	680	620,661
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	995,508
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(f)	5.00%	07/01/2046	3,805	3,904,277
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,273,711
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	801,064
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	280	259,832
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	455	401,151
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,505	1,379,831
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	4,295	4,417,033
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,235	4,383,638
				20,431,086
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	668,390
California–14.91%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,050	954,837
California (State of);
Series 2020, GO Bonds (INS - BAM)(h)	3.00%	11/01/2050	2,105	1,572,095
Series 2023, GO Bonds(f)	5.25%	09/01/2053	4,290	4,524,363
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,870	1,963,352
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	13,950	1,337,910
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,571
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	2,115	384,930
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	$5,580	$5,693,292
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	4,402,482
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,066	5,003,361
Series 2023-1, RB	4.38%	09/20/2036	1,051	1,042,670
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	220	205,710
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,733,629
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	2,115	2,127,952
Series 2018 A, RB(i)	5.00%	12/31/2047	2,550	2,438,082
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	320	265,993
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	685	685,483
Series 2012, RB(e)(i)	5.00%	07/01/2030	275	275,150
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,875	2,874,795
Series 2012, RB(e)(i)	5.00%	11/21/2045	3,365	3,187,027
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,275	1,238,042
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,345	1,412,970
Series 2024, RB(b)	5.00%	10/01/2032	1,610	1,677,719
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,695	2,729,435
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,648,268
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	1,055	755,553
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	515	514,974
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	1,005,759
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,955	210,557
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB(i)	5.00%	05/15/2046	1,995	1,994,950
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/15/2036	1,700	1,742,189
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(h)	5.00%	08/01/2050	1,575	1,606,884
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	879,418
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,550	2,442,750
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(h)	4.13%	08/01/2050	5,000	4,492,411
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	46,582
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGI)(h)	4.13%	08/01/2045	2,000	1,901,899
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(k)	4.00%	05/15/2053	6,915	5,981,743
Series 2022 P, RB	3.50%	05/15/2054	2,570	1,989,477
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(h)	4.00%	08/01/2048	1,565	1,408,917
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,329,331
Series 2021 A, RB	5.00%	07/01/2056	2,545	2,569,676
Series 2023 B, RB(i)	5.00%	07/01/2048	3,230	3,224,987
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	860	874,915
Series 2019 E, RB(i)	5.00%	05/01/2050	2,980	2,929,893
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	775	804,454
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	4,410	1,572,787
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2025	1,485	1,476,886
Series 2005, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2026	1,350	1,298,684
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGI)(h)	5.00%	09/01/2026	910	926,048
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	$4,650	$3,649,362
				99,029,549
Colorado–6.44%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(h)	4.50%	12/01/2058	3,040	2,753,569
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	971,138
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,135,078
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(h)	5.38%	12/01/2053	790	817,141
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	2,140	2,013,675
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	790,821
Series 2022, RB	6.50%	12/01/2053	725	750,791
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	790,114
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,157,843
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,585	1,561,624
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,748,267
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	260	260,414
Series 2007 A, RB	5.30%	07/01/2037	100	100,163
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,153,380
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,590	1,676,286
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	2,230	2,190,341
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	2,085	2,094,825
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,675	1,126,328
Series 2022 A, RB(i)	5.00%	11/15/2036	1,200	1,254,785
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	539	451,091
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,261,280
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	957	801,058
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(h)	5.00%	12/01/2053	735	754,425
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	976,362
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	793,812
Penrith Park Metropolitan District;
Series 2025 A, Ref. GO Bonds (INS - BAM)(h)	5.25%	12/01/2040	735	785,070
Series 2025 A, Ref. GO Bonds (INS - BAM)(h)	5.25%	12/01/2045	825	855,135
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(h)	4.75%	12/01/2054	1,560	1,473,136
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,481,852
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	687,792
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(h)	4.63%	12/01/2054	500	454,602
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(h)	4.75%	12/01/2054	1,060	999,440
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	655,361
Series 2023, GO Bonds	8.00%	12/15/2035	830	835,242
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	484,019
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,610	1,819,470
				42,765,909
District of Columbia–2.85%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	3,700	3,773,083
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	754,708
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	3,615,887
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	$3,385	$3,348,994
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,803,420
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	3,000	2,761,755
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(f)(k)	5.25%	07/15/2053	2,780	2,847,771
				18,905,618
Florida–14.51%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	520,766
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	955	813,578
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,300,177
Series 2022 A, RB	4.00%	10/01/2047	7,340	6,638,853
Series 2022, RB	5.00%	01/01/2047	2,145	2,205,260
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	2,666,075
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(h)	5.60%	03/01/2048	1,580	1,664,246
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,202,074)(c)(d)(e)	7.75%	05/15/2035	1,230	123
County of Miami-Dade FL Transit System; Series 2025, RB(f)	5.00%	07/01/2052	2,970	2,982,234
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	3,380	3,322,365
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,507,585
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	975	1,012,419
Series 2024, Ref. RB (INS - AGI)(h)(i)	5.00%	07/01/2044	3,625	3,550,563
Series 2024, Ref. RB (INS - AGI)(h)(i)	5.25%	07/01/2047	1,075	1,078,329
Series 2024, Ref. RB (INS - AGI)(h)(i)	5.25%	07/01/2053	1,300	1,279,232
Series 2024, Ref. RB(i)	5.50%	07/01/2053	1,100	1,034,153
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	3,200	3,392,559
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,900	2,014,332
Gainesville (City of), FL;
Series 2019 A, RB(b)(l)	5.00%	10/01/2029	5	5,402
Series 2019 A, RB	5.00%	10/01/2047	1,245	1,259,336
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	1,715	1,675,241
Series 2024, RB(i)	5.25%	10/01/2048	2,125	2,162,312
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,060,757
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	3,220	3,162,724
Hillsborough County Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	4,235	4,460,631
JEA Water & Sewer System Revenue; Series 2025, RB(f)	5.25%	10/01/2055	2,120	2,198,398
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	890	856,013
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	334,798
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,216,013
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,315	1,372,482
Series 2022, RB	5.25%	08/01/2049	3,135	3,192,933
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(h)	5.00%	03/15/2052	2,530	2,552,118
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,476,151
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	1,700	1,696,960
Series 2021, RB	4.00%	10/01/2051	3,975	3,418,876
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,655	1,644,613
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	1,065	1,032,233
Series 2025 A, RB(i)	5.50%	10/01/2055	570	581,904
Subseries 2021 A-2, Ref. RB (INS - AGI)(h)	4.00%	10/01/2049	3,200	2,789,431
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGI)(h)	5.00%	07/01/2035	$720	$720,484
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,719,730
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	3,600	3,618,014
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	570	131,508
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	3,940	858,753
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	485	99,839
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,436,493
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	908,330
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	424,447
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,000,589
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,656,868
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	7,225	1,940,771
				96,419,418
Georgia–2.83%
Atlanta (City of), GA (Green Bonds); Series 2023, RB(i)	5.25%	07/01/2044	1,470	1,507,853
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	4,230	3,759,463
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,398,951
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,420,149
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,575	1,577,105
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,605	1,595,523
Series 2023 B, RB(b)	5.00%	03/01/2030	2,360	2,456,797
Series 2024 B, RB(b)	5.00%	03/01/2032	2,145	2,259,964
Series 2024 E, RB(b)	5.00%	12/01/2032	1,800	1,876,108
				18,828,252
Hawaii–0.76%
Hawaii (State of);
Series 2025 A, RB(i)	5.50%	07/01/2054	2,385	2,472,273
Series 2025 B, RB	5.00%	07/01/2049	1,560	1,592,746
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,807
				5,065,826
Idaho–0.98%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	1,165	1,187,721
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	406,890
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	528,354
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	3,755	3,877,478
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	509,912
				6,510,355
Illinois–4.16%
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,851,720
Series 2024 A, RB(i)	5.50%	01/01/2059	2,670	2,752,069
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	883,823
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	876,391
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2041	$1,485	$1,329,408
Series 2020 D, GO Bonds (INS - BAM)(h)	4.00%	01/01/2039	1,320	1,218,936
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	2,965	2,958,670
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,350,473
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	345,682
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,931,086
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,618,303
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,151,340
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	460	460,477
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $77,881)(d)	5.00%	11/01/2040	75	50,250
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255)(d)	5.00%	11/01/2049	1,550	1,038,500
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,294,640
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,134	814,497
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(h)(j)	4.70%	12/15/2037	1,500	1,162,072
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(h)	5.25%	06/15/2031	1,530	1,532,490
				27,620,827
Indiana–1.68%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(h)	5.63%	07/15/2053	3,165	3,421,506
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	2,676,660
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	163,598
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	305	304,994
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	3,625	3,774,867
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	785	795,027
				11,136,652
Iowa–1.34%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	520,220
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,596,896
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(l)	5.00%	12/01/2032	3,480	3,914,413
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	982,206
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	327,233
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	185	185,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,380	1,395,280
				8,921,248
Kansas–0.27%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	842,837
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	957,391
				1,800,228
Kentucky–2.38%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	850	757,363
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(h)	5.00%	12/01/2047	665	653,641
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,410,518
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,250,072
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,694,524
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,602,048
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	2,145	2,270,594
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	790	805,482
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	$5,285	$5,379,523
				15,823,765
Louisiana–1.37%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	965	817,701
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.75%	09/01/2064	3,295	3,401,156
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2002 B, RB(b)(l)	5.50%	05/15/2026	2,000	2,047,745
Series 2025, Ref. RB	5.50%	05/15/2050	2,120	2,217,511
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(h)	5.00%	10/01/2048	625	628,652
				9,112,765
Maryland–0.94%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	479,454
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	900,609
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,262,719
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	789,017
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	1,185	1,156,731
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(i)	5.00%	11/12/2028	500	504,393
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,146,657
				6,239,580
Massachusetts–1.78%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	5,835	5,934,856
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2022, RB	5.00%	06/01/2050	1,680	1,706,083
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,822,641
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	2,340	2,330,848
				11,794,428
Michigan–3.88%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	221,357
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	847,366
Lansing (City of), MI; Series 2024(f)	5.25%	07/01/2054	4,645	4,824,180
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,667,918
Series 2024, RB(f)	5.50%	11/15/2049	3,965	4,196,375
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	370	366,698
Series 2020, Ref. RB	5.00%	06/01/2045	620	564,829
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	4,785	4,748,726
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	2,480	2,495,749
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,885	2,867,404
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	910	941,899
				25,742,501
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	326,577
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	414,530
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	746,380
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	493,040
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	$505	$367,612
				2,348,139
Mississippi–0.38%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(h)	5.25%	03/01/2055	1,060	1,071,512
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,448,090
				2,519,602
Missouri–2.28%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,380,160
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,388,931
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	5,985	5,893,409
Series 2019 B, RB (INS - AGI)(h)(i)	5.00%	03/01/2049	1,270	1,255,076
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	535,804
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	397,478
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,342,939
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	975	929,019
				15,122,816
Nebraska–1.86%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	4,885,439
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	1,075	1,109,081
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,366,492
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGI)(h)	4.00%	02/01/2051	2,605	2,288,000
Series 2022, RB(f)(k)	5.25%	02/01/2052	2,640	2,718,357
				12,367,369
Nevada–1.22%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	6,745	6,869,772
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(e)(i)	9.50%	01/01/2033	1,270	1,211,903
				8,081,675
New Hampshire–0.91%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	373	366,587
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,044	1,982,872
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,070,910
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,334,143
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,305,220
				6,059,732
New Jersey–3.51%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	495	495,138
Series 2012, RB(i)	5.75%	09/15/2027	400	400,286
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2036	750	724,660
Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	916,351
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2027	1,200	1,201,518
Series 2013, RB(i)	5.00%	01/01/2028	1,000	1,000,899
Series 2013, RB(i)	5.38%	01/01/2043	1,320	1,320,347
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	$4,865	$4,261,085
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(l)	5.25%	12/15/2032	930	1,068,180
Series 2022, RB	5.25%	06/15/2046	885	907,716
Series 2024 CC, RB	5.25%	06/15/2055	1,560	1,597,178
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,565	1,633,305
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,673,332
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,128,732
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,070	1,987,259
				23,315,986
New York–23.02%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(o)	5.25%	12/31/2033	520	516,533
City of New York NY; Series 2025, RB(f)	5.25%	04/01/2047	1,915	1,988,751
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,014,945
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,481,766
Series 2020 A-1, RB (INS - AGI)(h)	4.00%	11/15/2041	1,480	1,350,199
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,720,511
Nassau (County of), NY Industrial Development Agency(g)	0.00%	01/01/2058	2,730	27
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2060	2,975	2,390,252
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,102,157
New York (City of), NY;
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,279,362
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2039	4,680	4,999,801
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	1,827,537
Series 2020 BB-1, RB	5.00%	06/15/2050	6,155	6,228,710
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,655,205
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	2,840,472
Series 2024 B, RB	4.38%	05/01/2053	2,790	2,568,588
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,619,744
Series 2018 E, RB(f)	5.00%	03/15/2046	7,240	7,289,580
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2028	600	647,019
Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2029	505	555,878
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	3,980,974
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	8,260	8,375,839
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	4,640	4,184,916
Series 2020, RB(f)	4.00%	11/15/2055	5,315	4,497,475
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(h)	5.00%	11/15/2053	2,215	2,240,642
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	5,892,133
Series 2019 B, RB (INS - AGI)(h)	4.00%	01/01/2050	3,300	2,865,576
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	2,794,990
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,581,699
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	308,297
Series 2010 A, RB(e)	6.25%	06/01/2041	1,474	1,413,673
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	3,883,436
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	7,280	7,080,974
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,120	1,890,405
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	$1,800	$1,746,998
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	920	919,992
Series 2016, Ref. RB(i)	5.00%	08/01/2031	2,690	2,679,952
Series 2020, Ref. RB(i)	5.25%	08/01/2031	585	597,679
Series 2020, Ref. RB(i)	5.38%	08/01/2036	1,205	1,226,352
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,670	2,691,639
Series 2018, RB(i)	5.00%	01/01/2034	2,560	2,575,574
Series 2018, RB(i)	5.00%	01/01/2036	2,145	2,144,898
Series 2020, RB(i)	5.00%	10/01/2040	2,535	2,508,083
Series 2020, RB(i)	4.38%	10/01/2045	1,485	1,316,903
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	2,755	2,742,619
Series 2024, RB (INS - AGI)(h)(i)	5.25%	06/30/2060	2,225	2,233,124
Series 2024, RB(i)	5.50%	06/30/2060	4,070	4,076,792
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	5,075	4,939,405
Series 2016 A, RB(i)	5.25%	01/01/2050	3,250	3,166,729
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	1,255	1,291,932
Series 2022, RB(i)	5.00%	12/01/2038	1,040	1,056,714
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	85	85,414
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,224,091
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	2,205	2,227,050
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	962,821
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,694,837
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	635	670,308
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(f)	5.25%	05/15/2062	6,650	6,771,492
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,316,068
				152,935,532
North Carolina–0.39%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,235	1,218,896
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(g)(h)	0.00%	01/01/2051	5,090	1,350,087
				2,568,983
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,490	1,373,172
Series 2017 C, RB	5.00%	06/01/2053	1,150	1,042,455
				2,415,627
Ohio–5.66%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,077,052
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,055	4,228,800
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,105	9,623,466
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,560	1,573,022
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	1,020	1,020,439
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	605	607,775
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(i)	5.50%	01/01/2050	3,575	3,693,134
Series 2025, Ref. RB	5.25%	01/01/2055	1,015	1,046,293
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$1,480	$1,444,973
Series 2017, Ref. RB	5.50%	02/15/2057	1,070	1,038,157
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(h)	5.25%	12/01/2054	1,225	1,239,359
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,138,088
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	4,190	4,009,646
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,425,312)(c)(d)(e)	6.00%	04/01/2038	1,454	18,175
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,104,679
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,613,466
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	1,060	1,099,139
				37,575,663
Oklahoma–2.29%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGI)(g)(h)	0.00%	02/01/2031	1,000	802,695
Series 2002, RB (INS - AGI)(g)(h)	0.00%	02/01/2034	3,970	2,762,616
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,733,803
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,500	1,567,572
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	1,060	1,127,953
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	999,196
Oklahoma Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,900	1,994,767
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	430	430,099
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	815	815,156
				15,233,857
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	1,034	1,029,979
Oregon–1.02%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	581,960
Oregon (State of); Series 2019, GO Bonds(f)(k)	5.00%	08/01/2044	4,240	4,326,243
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,815	1,872,160
				6,780,363
Pennsylvania–4.12%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(h)(i)	5.50%	01/01/2048	1,740	1,804,128
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	918,804
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(h)	0.00%	10/01/2036	850	491,620
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	648,188
Series 2021, RB	5.00%	11/01/2051	865	841,133
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,565	2,505,835
Series 2022, RB (INS - AGI)(h)(i)	5.00%	12/31/2057	1,285	1,238,282
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	612,064
Series 2023 A-2, RB	4.00%	05/15/2048	695	584,714
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,273,288
Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,592,702
Series 2019 A, RB	5.00%	12/01/2049	275	277,172
Series 2020 B, RB	5.00%	12/01/2050	760	763,334
Series 2021 A, RB	4.00%	12/01/2050	1,155	1,006,436
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	2,255	2,231,293
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,310	1,289,910
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	$5,330	$5,625,728
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,180,179
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	500	454,146
				27,338,956
Puerto Rico–5.61%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,655	2,680,612
Series 2002, RB	5.63%	05/15/2043	1,890	1,911,751
Series 2005 A, RB(g)	0.00%	05/15/2050	7,500	1,366,904
Series 2005 B, RB(g)	0.00%	05/15/2055	3,240	378,818
Series 2008 A, RB(g)	0.00%	05/15/2057	24,030	1,442,502
Series 2008 B, RB(g)	0.00%	05/15/2057	31,765	1,793,766
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,529,521
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,516,169
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,155,368
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	660,210
Subseries 2022, RN(g)	0.00%	11/01/2043	887	533,051
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(h)	5.25%	07/01/2031	4,545	4,514,017
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	570	524,626
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,890	1,605,303
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,685	1,903,072
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,495	3,369,255
Series 2018 A-1, RB(g)	0.00%	07/01/2051	13,770	3,250,760
Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,156,697
Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,560,289
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,456,751
Series 2019 A-2, RB	4.78%	07/01/2058	1,075	963,745
				37,273,187
Rhode Island–0.54%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,000,401
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,616,406
				3,616,807
South Carolina–0.98%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,525	2,659,450
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	621,379
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	645	668,644
Series 2024, RB	5.50%	11/01/2054	2,500	2,579,347
				6,528,820
South Dakota–1.21%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,559,507
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,709,482
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,353,333
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,430,759
				8,053,081
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–3.53%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	$740	$745,081
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,531,469
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,316,015
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,384,481
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	3,730	4,057,730
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,564,806
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,560	1,537,388
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	1,210	1,182,357
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,599,860
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	3,190	3,308,704
Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,217,148
				23,445,039
Texas–15.87%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,815	1,588,976
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,500	1,516,878
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,308,779
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,246,233
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(f)	5.25%	02/01/2046	1,660	1,731,496
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,363,563
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,130,418
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,178,465
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	1,948,031
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	4,888,545
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,388,614
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(h)	4.00%	10/01/2049	2,260	1,974,495
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(h)	4.38%	10/01/2053	1,700	1,471,194
Series 2023, RB (INS - AGI)(h)	4.25%	10/01/2053	1,815	1,535,394
Houston (City of), TX;
Series 2021 A, RB(i)	4.00%	07/01/2036	1,250	1,218,885
Series 2023 A, Ref. RB (INS - AGI)(h)(i)	5.25%	07/01/2048	2,195	2,229,396
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	530	545,269
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	740	641,812
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	625	627,787
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,611,757
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,095	2,128,712
Series 2023, GO Bonds	4.00%	02/15/2053	2,360	1,988,901
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,375,956
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,548,032
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,925	3,920,712
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(c)	5.00%	07/01/2047	1,000	643,080
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $57,734)(d)	7.50%	11/15/2037	65	50,927
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,738,387)(d)	2.00%	11/15/2061	1,816	635,108
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	787,301
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	917,115
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(h)	5.00%	04/01/2046	1,100	1,082,781
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,822,561
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	$1,280	$981,611
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	600,166
Series 2017, Ref. RB	5.00%	01/01/2047	790	723,503
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	264,013
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,725,484
Series 2020, RB	5.25%	10/01/2055	2,860	2,451,131
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,868,361
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGI)(g)(h)	0.00%	01/01/2028	4,100	3,761,087
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.50%	02/01/2050	2,110	2,229,088
Series 2024 A, RB	5.25%	02/01/2049	1,180	1,229,113
Series 2024 C, RB	5.50%	02/01/2049	1,080	1,149,847
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(h)	5.00%	10/01/2032	485	485,414
Series 2011, RB (INS - AGI)(h)	5.00%	10/01/2037	525	525,349
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	932,648
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,555,009
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,180	3,081,097
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,803,493
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(c)(d)	6.38%	02/15/2048	2,460	1,599,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	93,289
Series 2020, Ref. RB	6.75%	11/15/2051	105	87,843
Series 2020, Ref. RB	6.88%	11/15/2055	105	88,147
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2044	3,500	1,303,692
Texas (State of) Water Development Board;
Series 2022, RB(f)	5.00%	10/15/2047	4,260	4,345,053
Series 2023 A, RB	4.88%	10/15/2048	3,170	3,187,982
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,180	2,233,440
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2040	2,000	2,053,223
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,627
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	3,150	2,748,829
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(h)	4.00%	02/15/2053	4,270	3,571,278
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	4,525	4,712,936
				105,447,926
Utah–2.10%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	388,340
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,890	1,856,623
Series 2021 A, RB(i)	5.00%	07/01/2046	1,055	1,040,086
Series 2023 A, RB(i)	5.50%	07/01/2053	3,695	3,799,012
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,213,990
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	991,114
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,900	1,872,265
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,417,412
				13,968,221
Virginia–3.13%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,312,265
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(h)	5.25%	07/01/2048	1,695	1,744,013
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	$430	$399,508
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	1,976,615
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,511,810
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2038	2,000	2,032,447
Series 2022, Ref. RB(i)	4.00%	07/01/2040	2,050	1,847,493
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,780	1,785,897
Series 2022, Ref. RB(i)	5.00%	12/31/2057	1,005	976,109
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,480	1,400,811
Series 2017, RB(i)	5.00%	12/31/2056	5,170	4,782,001
				20,768,969
Washington–3.53%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(h)	5.50%	12/01/2060	1,150	1,211,414
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,680	1,702,321
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	3,165	3,198,768
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	3,515	3,175,720
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(g)(h)	0.00%	12/01/2029	2,120	1,826,252
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	1,080	1,112,310
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	475	487,608
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,272,942
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,366,970
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,781,601
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	550	488,692
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	455	392,859
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,488	1,382,075
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(h)	5.25%	07/01/2064	1,060	1,028,572
				23,428,104
West Virginia–0.48%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	1,040	1,093,863
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,095,566
				3,189,429
Wisconsin–5.13%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(g)(h)	0.00%	12/15/2050	8,300	2,276,871
Series 2020, RB (INS - AGI)(g)(h)	0.00%	12/15/2060	25,455	4,059,579
Series 2022, RB(e)	5.25%	12/15/2061	2,170	2,032,133
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	3,545	2,944,898
Series 2025, RB	5.25%	08/15/2055	1,500	1,518,392
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	2,887,982
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,688,249
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,002,362
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	790	790,760
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	1,155	1,036,612
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	530	514,430
Series 2022 A, RB(e)	6.13%	02/01/2050	575	558,108
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	$790	$772,011
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	835	375,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,154,831
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,131,555
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	1,215	1,201,003
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,110,500
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,075	3,010,675
				34,066,701
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI)(h)	4.00%	06/01/2044	1,350	1,229,352
Total Municipal Obligations (Cost $1,081,695,529)				1,041,565,584
			Shares
Exchange-Traded Funds–0.12%
Invesco Rochester High Yield Municipal ETF (Cost $821,786)(p)			16,131	808,086
TOTAL INVESTMENTS IN SECURITIES(q)–156.91% (Cost $1,082,517,315)				1,042,373,670
FLOATING RATE NOTE OBLIGATIONS–(12.02)%
Notes with interest and fee rates ranging from 2.32% to 2.70% at 05/31/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062(r)				(79,860,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(47.02)%				(312,351,518)
OTHER ASSETS LESS LIABILITIES–2.13%				14,150,265
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$664,312,417
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $3,911,795, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $5,043,498, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $54,095,332, which represented 8.14% of the Trust’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,855,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$832,327	$-	$-	$(24,241)	$-	$808,086	$9,206

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.37%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $108,697,308 are held by TOB Trusts and serve as collateral for the $79,860,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,041,141,137	$424,447	$1,041,565,584
Exchange-Traded Funds	808,086	—	—	808,086
Total Investments in Securities	808,086	1,041,141,137	424,447	1,042,373,670
Other Investments - Assets
Investments Matured	—	175,500	—	175,500
Total Investments	$808,086	$1,041,316,637	$424,447	$1,042,549,170
Invesco Municipal Opportunity Trust